SCHEDULE OF INVENTORY (Details) - USD ($)	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Accounting Policies [Abstract]
Finished Goods	$ 1,845,255	$ 995,533	$ 1,509,985
Component/Replacement Parts		770,737	1,712,553
Capitalized Duty/Freight	90,882	26,171	517,228
Inventory Reserve	(35,000)	(183,245)	(550,000)
Total	1,660,847	1,609,196	$ 3,189,766
Component/Replacement Parts	$ (240,290)	$ 770,737